Material accounting policies (Policies)	6 Months Ended
Jun. 30, 2025
Material accounting policies
Basis of Preparation

Basis of Preparation of the interim condensed consolidated financial statements

The Company’s interim condensed consolidated financial statements have been prepared in accordance with International Accounting Standard 34 – Interim Financial Reporting (“IFRS”), as issued by the International Accounting Standards Board (IASB). They do not include all the information required for complete annual financial statements and should be read in conjunction with the Company’s last annual consolidated financial statements as at and for the year ended December 31, 2024.

Except for the application of standards, interpretations and amendments being mandatory as of January 1, 2025, the accounting policies used for the preparation of the interim condensed consolidated financial statements are consistent with those used for the preparation of the Company’s annual consolidated financial statements as of and for the year ended December 31, 2024.

The consolidated financial statements are presented in thousands of Euros (€) and all values are rounded to the nearest thousands, except when otherwise indicated (e.g. € million).

The preparation of the interim condensed consolidated financial statements requires the use of certain critical accounting estimates. It also requires management to exercise its judgment in the process of applying the Company’s accounting policies. The areas involving a higher degree of judgement or complexity, are areas where assumptions and estimates are significant to the consolidated financial statements. The critical accounting estimates used in the preparation of the interim consolidated financial statements are consistent with those followed in the preparation of the Company’s annual consolidated financial statements as of and for the year ended December 31, 2024.

Going concern principle

Going concern principle

The Company has consistently operated with deficits and sustained negative cash flows since its inception as a result of the significant research and development expenses incurred for the development and regulatory approval of the Genio® device. As at June 30, 2025, the Company’s statement of financial position includes an accumulated loss of €260.2 million and total assets of €116.5 million. Current assets as at June 30, 2025 total €55.1 million, comprising €22.7 million in available cash and cash equivalents, and €20.3 million in marketable securities, primarily derived from previous public offerings.

The Company’s current operating plan indicates that it will continue to incur losses from operations and generate negative cash flows from operating activities given ongoing expenditures related to its U.S. commercial launch and the completion of its clinical trials only partially offset by the Company’s revenue generating activities outside the U.S., these were €2.4 million in the first half of 2025 mainly in the EU. Revenue generation is expected to start in the second half of 2025, now that the Company, on August 8, 2025, received FDA marketing approval for its Genio® system, enabling the commercial launch in the United States.

The Company projects that its existing cash and cash equivalents and marketable securities should be sufficient to fund operations until early 2026. To meet the Company’s future working capital needs, management is actively exploring different financing avenues, including the public or private issuance of equity and debt financing. Additional funds are pivotal for diverse activities, in particular to launch the Genio® product in the U.S. and the ongoing progression of research and development projects. This raises, however, a significant doubt in respect of going concern as the current funds are not sufficient to cover a period of 12 months as from the date these financials are authorized for issuance.

Although the additional funds have not been raised yet, given the positive outcome from the DREAM trial and the FDA approval for the Genio® system received on August 8, 2025, the Company is confident that raising sufficient funding to continue its operations for at least 12 months following the date these financials are authorized for issuance should not pose significant challenges.

The Unaudited Interim Condensed Consolidated Financial Statements have therefore been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business.

The Company confirms that despite the conflict between Israel and countries in the region, operations are continuing notably regarding R&D and production with no major impact and the assets are currently safeguarded. The Company is not suffering impact of this conflict.

The Company is monitoring potential impacts from the U.S. political environment (“Liberation Day Trump”). There was no impact on operations or financial results in Q2 2025.

New and amended standards and interpretations applicable

New and amended standards and interpretations applicable

Effective for the annual periods beginning on January 1, 2025

The Group has not early adopted any standard, interpretation or amendment that has been issued but is not yet effective.

The following amendment applies for the first time in 2025, but does not have an impact on the interim condensed consolidated financial statements of the Company:

●	Amendment to IAS 21 The Effect of Changes in Foreign Exchange Rates: Lack of Exchangeability